Goodwill and Intangibles, net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangibles, net
Summary of goodwill activities

Balance as of December 31, 2020	$—
HuffPost Acquisition	5,490
C Acquisition	189,391
Balance as of December 31, 2021	$194,881

Summary of intangible assets and the weighted average remaining useful lives

	December 31, 2021				December 31, 2020
	Weighted-
	Average
	Remaining	Gross
	Useful Lives (in	Carrying	Accumulated	Net Carrying	Gross Carrying	Accumulated
	years)	Value	Amortization	Value	Value	Amortization	Net Carrying Value
Acquired Technology	3 years	$10,600	$1,745	$8,855	$—	$—	$—
Trademarks and Trade Names	15 years	111,000	1,356	109,644	—	—	—
Trademarks and Trade Names	Indefinite	1,368	—	1,368	1,368	—	1,368
Customer Relationships	4 years	17,000	354	16,646	—	—	—
Total		$139,968	$3,455	$136,513	$1,368	$—	$1,368

Schedule of Estimated future amortization expense	Estimated future amortization expense as of December 31, 2021 is as follows (in thousands):

2022	$15,183
2023	15,183
2024	13,438
2025	11,296
2026	7,400
Thereafter	72,645
$135,145